STOCKHOLDERS' EQUITY AND MEZZANINE EQUITY - Warrants additional information (Details) - USD ($)	Feb. 24, 2026	Feb. 28, 2026
Eagle Energy | SVII
STOCKHOLDERS' EQUITY AND MEZZANINE EQUITY
Settlement of pre-existing liabilities	$ 2,422,133
Reverse recapitalization warrants
STOCKHOLDERS' EQUITY AND MEZZANINE EQUITY
Exercise price of warrants (in dollars per share)		$ 11.5
Reverse recapitalization warrants | Eagle Energy | SVII
STOCKHOLDERS' EQUITY AND MEZZANINE EQUITY
Number of shares issued for each warrants	1
Exercise price of warrants (in dollars per share)	$ 11.5
Number of warrants issued for settlement of liability	2,422,133
Warrant issue price per share	$ 1
Public warrants | Eagle Energy | SVII
STOCKHOLDERS' EQUITY AND MEZZANINE EQUITY
Number of warrants issued to shareholders	11,500,000
Number of shares issued for each warrants	1
Exercise price of warrants (in dollars per share)	$ 11.5
Private warrants | Eagle Energy | SVII
STOCKHOLDERS' EQUITY AND MEZZANINE EQUITY
Number of warrants issued to sponsor	7,000,000
Number of shares issued for each warrants	1
Exercise price of warrants (in dollars per share)	$ 11.5
Derivative warrants
STOCKHOLDERS' EQUITY AND MEZZANINE EQUITY
Number of warrants issuable	2,500,000
Exercise price of warrants (in dollars per share)	$ 12	$ 12
Fair value of warrants upon issuance	$ 4,174,276